INVENTORIES, NET - Write downs (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
INVENTORIES, NET
Provision for excess and obsolete inventories	¥ 51,336	¥ 64,223	¥ 23,799
Write down of obsolete inventory	¥ 47,077	¥ 59,852	¥ 17,739